Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Recurring fair value measurement [member]
Statement [LineItems]
Summary of Fair Value Hierarchy for Assets

The following table summarizes the Company’s fair value hierarchy (note 4h) for those assets and liabilities measured and adjusted to fair value on a recurring basis at December 31, 2018:

		Carrying Amount	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Note	$	$	$	$

Investments held for self-insured liabilities	14	144.2	-	144.2	-

Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Statement [LineItems]
Summary of Fair Value Hierarchy for Liabilities

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2018:

		Fair Value Amount of Liability	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Note	$	$	$	$

Notes payable	16	76.9	-	76.9	-